Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.50%
Mine restoration provision	$ 105	$ 89
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	1.52%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	1.69%